Note 9 - Per Share Data - Antidilutive Common Shares (Details) - shares	3 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Employee Stock Option [Member]
Antidilutive securities (in shares)	1,224,500	1,328,000	1,311,167	1,328,000
Warrant [Member]
Antidilutive securities (in shares)	43,116	64,676	43,116	64,676
Antidilutive securities (in shares)	1,267,616	1,392,676	1,354,283	1,392,676